UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pentwater Capital Management LP

Address:   227 West Monroe Street, Suite 4000
           Chicago, IL 60606


Form 13F File Number: 28-12843


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature,  Place,  and  Date  of  Signing:

/s/ Neal Nenadovic                 Chicago, IL                        8/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              92

Form 13F Information Table Value Total:  $    2,002,776
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABRAXIS BIOSCIENCE INC       COM              00383Y102      616     8300 SH       SOLE                   8300      0    0
AIRGAS INC                   COM              009363102   157677  2535000 SH       SOLE                2535000      0    0
AIRGAS INC                   COM              009363952   112582  1810000 SH  PUT  SOLE                1810000      0    0
AIRGAS INC                   COM              009363902     6220   100000 SH  CALL SOLE                 100000      0    0
ALCON INC                    COM              H01301952    49273   332500 SH  PUT  SOLE                 332500      0    0
ALCON INC                    COM              H01301902     7410    50000 SH  CALL SOLE                  50000      0    0
ALCON INC                    COM SHS          H01301102    54089   365000 SH       SOLE                 365000      0    0
AMERICAN ITALIAN PASTA CO    CL A             027070101    14631   276740 SH       SOLE                 276740      0    0
ARENA RESOURCES INC          COM              040049108     8385   262850 SH       SOLE                 262850      0    0
ATP OIL & GAS CORP           COM              00208J108     5447   514312 SH       SOLE                 514312      0    0
ATP OIL & GAS CORP           COM              00208J958    22002  2077600 SH  PUT  SOLE                2077600      0    0
ATP OIL & GAS CORP           COM              00208J908     5010   473100 SH  CALL SOLE                 473100      0    0
BANK OF AMERICA CORPORATION  COM              060505954    19938  1387500 SH  PUT  SOLE                1387500      0    0
BANK OF AMERICA CORPORATION  COM              060505904    23962  1667500 SH  CALL SOLE                1667500      0    0
BANK OF AMERICA CORPORATION  COM              060505104    18909  1315846 SH       SOLE                1315846      0    0
BERRY PETE CO                CL A             085789105      553    21500 SH       SOLE                  21500      0    0
BOOTS & COOTS INC            COM NEW          099469504     1584   536806 SH       SOLE                 536806      0    0
BP PLC                       COM              055622954     3610   125000 SH  PUT  SOLE                 125000      0    0
BP PLC                       COM              055622904     8618   298400 SH  CALL SOLE                 298400      0    0
CASEYS GEN STORES INC        COM              147528103     2618    75000 SH       SOLE                  75000      0    0
CASEYS GEN STORES INC        COM              147528953     3490   100000 SH  PUT  SOLE                 100000      0    0
CELSIUS HOLDINGS INC         COM              15118V207     1281   700000 SH       SOLE                 700000      0    0
CELSIUS HOLDINGS INC         *W EXP 99/99/999 15118V116      172   175980 SH       SOLE                 175980      0    0
CF INDS HLDGS INC            COM              125269900     1301    20500 SH  CALL SOLE                  20500      0    0
CITIGROUP INC                COM              172967101      111    29500 SH       SOLE                  29500      0    0
CKE RESTAURANTS INC          COM              12561E105     8771   700000 SH       SOLE                 700000      0    0
CYBERSOURCE CORP             COM              23251J106     8680   340000 SH       SOLE                 340000      0    0
DIAMOND OFFSHORE DRILLING IN COM              25271C102      363     5832 SH       SOLE                   5832      0    0
DIRECTV                      COM              25490A901     3392   100000 SH  CALL SOLE                 100000      0    0
DIREXION SHS ETF TR          DLY LRG CAP BEAR 25459W854      365    20000 SH       SOLE                  20000      0    0
DYNCORP INTL INC             CL A             26817C101      438    25000 SH       SOLE                  25000      0    0
EV3 INC                      COM              26928A200    46590  2079000 SH       SOLE                2079000      0    0
EXXON MOBIL CORP             COM              30231G102    46912   822007 SH       SOLE                 822007      0    0
FIDELITY NATL INFORMATION SV COM              31620M106    57950  2160700 SH       SOLE                2160700      0    0
FIDELITY NATL INFORMATION SV COM              31620M956    25801   962000 SH  PUT  SOLE                 962000      0    0
FIDELITY NATL INFORMATION SV COM              31620M906      671    25000 SH  CALL SOLE                  25000      0    0
FIRST MIDWEST BANCORP DEL    COM              320867104      126    10350 SH       SOLE                  10350      0    0
FLOTEK INDS INC DEL          COM              343389102      254   210000 SH       SOLE                 210000      0    0
GENTIVA HEALTH SERVICES INC  COM              37247A102     1080    40000 SH       SOLE                  40000      0    0
GERDAU AMERISTEEL CORP       COM              37373P105     6205   569251 SH       SOLE                 569251      0    0
GLG PARTNERS INC             COM              37929X107    11172  2550600 SH       SOLE                2550600      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104    45927   349864 SH       SOLE                 349864      0    0
GOLDMAN SACHS GROUP INC      COM              38141G954    59990   457000 SH  PUT  SOLE                 457000      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104    19126   145700 SH  CALL SOLE                 145700      0    0
GRACE W R & CO DEL NEW       COM              38388F108     8311   395000 SH       SOLE                 395000      0    0
HEARTWARE INTL INC           COM              422368100    14014   200000 SH       SOLE                 200000      0    0
INTERACTIVE DATA CORP        COM              45840J107    16690   500000 SH       SOLE                 500000      0    0
JPMORGAN CHASE & CO          COM              46625H950    99414  2715500 SH  PUT  SOLE                2715500      0    0
JPMORGAN CHASE & CO          COM              46625H900    35493   969500 SH  CALL SOLE                 969500      0    0
JPMORGAN CHASE & CO          COM              46625H100    63331  1729887 SH       SOLE                1729887      0    0
LIBERTY ACQUISITION HLDGS CO *W EXP 12/12/201 53015Y115      153   150000 SH       SOLE                 150000      0    0
LIBERTY ACQUISITION HLDGS CO COM              53015Y107    64049  6450000 SH       SOLE                6450000      0    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708    10627   205000 SH       SOLE                 205000      0    0
LOEWS CORP                   COM              540424108      999    30000 SH       SOLE                  30000      0    0
LSB INDS INC                 COM              502160104      333    25000 SH       SOLE                  25000      0    0
MARINER ENERGY INC           COM              56845T305    23628  1100000 SH       SOLE                1100000      0    0
MILLIPORE CORP               COM              601073109   100242   939919 SH       SOLE                 939919      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT       H5833N103      751    24300 SH       SOLE                  24300      0    0
NORTHERN OIL & GAS INC NEV   COM              665531109     1637   127500 SH       SOLE                 127500      0    0
ODYSSEY HEALTHCARE INC       COM              67611V101    40347  1510000 SH       SOLE                1510000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106     9010    95200 SH       SOLE                  95200      0    0
PACTIV CORP                  COM              695257105    19913   715000 SH       SOLE                 715000      0    0
PACTIV CORP                  COM              695257955    11767   422500 SH  PUT  SOLE                 422500      0    0
PACTIV CORP                  COM              695257905     2785   100000 SH  CALL SOLE                 100000      0    0
PENN VA CORP                 COM              707882106      603    30000 SH       SOLE                  30000      0    0
PHASE FORWARD INC            COM              71721R406     1291    77400 SH       SOLE                  77400      0    0
PRIDE INTL INC DEL           COM              74153Q102     1158    51840 SH       SOLE                  51840      0    0
PSYCHIATRIC SOLUTIONS INC    COM              74439H108    37137  1135000 SH       SOLE                1135000      0    0
QWEST COMMUNICATIONS INTL IN COM              749121109    19163  3650000 SH       SOLE                3650000      0    0
RCN CORP                     COM NEW          749361200    11108   750000 SH       SOLE                 750000      0    0
REINSURANCE GROUP AMER INC   COM NEW          759351604      229     5000 SH       SOLE                   5000      0    0
SANDRIDGE ENERGY INC         COM              80007P307     4340   744367 SH       SOLE                 744367      0    0
SERVICE CORP INTL            COM              817565104      334    45200 SH       SOLE                  45200      0    0
SIRIUS XM RADIO INC          COM              82967N108     2089  2200000 SH       SOLE                2200000      0    0
SMITH INTL INC               COM              832110100    94355  2500000 SH       SOLE                2500000      0    0
SONICWALL INC                COM              835470105     2110   179600 SH       SOLE                 179600      0    0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P   78462F103    24155   233000 SH       SOLE                 233000      0    0
SPDR S&P 500 ETF TR          COM              78462F953   198182  1920000 SH  PUT  SOLE                1920000      0    0
SPDR S&P 500 ETF TR          COM              78462F903    28902   280000 SH  CALL SOLE                 280000      0    0
STANDARD MTR PRODS INC       COM              853666105      876   108575 SH       SOLE                 108575      0    0
STEWART ENTERPRISES INC      NOTE 3.125% 7/1  860370AH8     2821     3000 PRN      SOLE                   3000      0    0
STEWART ENTERPRISES INC      NOTE 3.375% 7/1  860370AK1    10582    12000 PRN      SOLE                  12000      0    0
STEWART ENTERPRISES INC      CL A             860370105     4552   841351 SH       SOLE                 841351      0    0
SYBASE INC                   COM              871130900      517     8000 SH  CALL SOLE                   8000      0    0
SYBASE INC                   COM              871130950     9382   145100 SH  PUT  SOLE                 145100      0    0
SYBASE INC                   COM              871130100   100870  1560000 SH       SOLE                1560000      0    0
TALBOTS INC                  COM              874161102     4511   437500 SH       SOLE                 437500      0    0
TALBOTS INC                  *W EXP 04/09/201 874161110     2751  1261960 SH       SOLE                1261960      0    0
TALECRIS BIOTHERAPEUTICS HLD COM              874227101    10550   500000 SH       SOLE                 500000      0    0
TRANSOCEAN LTD               REG SHS          H8817H100      394     8505 SH       SOLE                   8505      0    0
UAL CORP                     COM NEW          902549807    18028   876857 SH       SOLE                 876857      0    0
VALEANT PHARMACEUTICALS INTL COM              91911X104    14993   286721 SH       SOLE                 286721      0    0